ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Amounts recognized in accumulated other comprehensive income
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2015	2014
Net actuarial loss	12,400	15,251
As at December 31, 2015, 2014 and 2013, our accumulated other comprehensive (loss) income balances consisted of the following components:

(in thousands of $)	2015	2014	2013
Net gain (loss) on qualifying cash flow hedging instruments	(246)	4,671	(1,822)
Net (loss) gain on available-for-sale securities	(28,608)	15,751	7,796
Losses associated with pensions, net of tax recoveries of $nil (2014: $0.2 million)	(12,400)	(15,251)	(12,731)
Accumulated other comprehensive (loss) income	(41,254)	5,171	(6,757)

The components of accumulated other comprehensive (loss) income consisted of the following:

	Gains (losses) on available-for-sale securities	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income	Total accumulated comprehensive (loss) income
Balance at December 31, 2012	5,911	(17,809)	(6,832)	—	(18,730)
Other comprehensive income before reclassification	12,680	5,078	4,148	854	22,760
Amount reclassified from accumulated other comprehensive (loss) income	(10,795)	—	8	—	(10,787)
Net current-period other comprehensive income	1,885	5,078	4,156	854	11,973
Balance at December 31, 2013	7,796	(12,731)	(2,676)	854	(6,757)
Other comprehensive income (loss) before reclassification	7,955	(2,520)	3,483	(225)	8,693
Amount reclassified from accumulated other comprehensive income	—	—	3,235	—	3,235
Net current-period other comprehensive income (loss)	7,955	(2,520)	6,718	(225)	11,928
Balance at December 31, 2014	15,751	(15,251)	4,042	629	5,171
Other comprehensive (loss) income before reclassification	(31,453)	2,851	—	(875)	(29,477)
Amount reclassified from accumulated other comprehensive income	(12,906)	—	382	—	(12,524)
Net current-period other comprehensive (loss) income	(44,359)	2,851	382	(875)	(42,001)
Transfer of additional paid in capital	—	—	(4,424)	—	(4,424)
Balance at December 31, 2015	(28,608)	(12,400)	—	(246)	(41,254)

Reclassification out of accumulated other comprehensive income
The amounts reclassified from accumulated other comprehensive (loss) income for the years ended December 31, 2015, 2014 and 2013 consisted of the following:

Details of accumulated other comprehensive (loss) income components	Amounts reclassified from accumulated other comprehensive (loss) income			Affected line item in the statement of operations
	2015	2014	2013
Gains on available-for-sale securities:
Available-for-sale securities (Golar Partners)	(12,906)	—	(10,710)	Other non-operating income
Available-for-sale securities (Gaslog)	—	—	(85)	Other non-operating income
	(12,906)	—	(10,795)
(Gains) losses on cash flow hedges:
Foreign currency swap	—	—	(718)	Other financial items, net
Interest rate swap	382	3,235	(1,644)	Other financial items, net
Interest rate swap	—	—	2,370	Gain on sale of Golar Maria
	382	3,235	8
Total reclassifications for the year	(12,524)	3,235	(10,787)